GOODWILL (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill roll forward
Goodwill, Beginning Balance	CAD 483	CAD 445
Foreign exchange and other	37	38
Goodwill impairment	(440)	0	CAD 0
Goodwill, Ending Balance	80	483	445
Goodwill impairment, after tax	167
Liquids Pipelines
Goodwill roll forward
Goodwill, Beginning Balance	26	23
Foreign exchange and other	5	3
Goodwill, Ending Balance	31	26	23
Gas Pipelines, Processing and Energy Services
Goodwill roll forward
Goodwill, Beginning Balance	15	14
Foreign exchange and other	5	1
Goodwill, Ending Balance	20	15	14
Sponsored Investments
Goodwill roll forward
Goodwill, Beginning Balance	442	408
Foreign exchange and other	27	34
Goodwill impairment	(440)
Goodwill, Ending Balance	CAD 29	CAD 442	CAD 408